Earnings per ordinary share (Tables)	12 Months Ended
Dec. 31, 2018
Earnings Per Share [Abstract]
Summary of earnings (loss) per ordinary shares
		2018			2017
		Weighted			Weighted
		average	2018		average	2017
	2018	number of	Per share	2017	number of	Per share
	Earnings	shares	amount	Earnings	shares	amount
	US$m	(millions)	(cents)	US$m	(millions)	(cents)
Basic earnings per share attributable to ordinary
shareholders of Rio Tinto (a)	13,638	1,719.3	793.2	8,762	1,786.7	490.4
Diluted earnings per share attributable to ordinary
shareholders of Rio Tinto (b)	13,638	1,731.7	787.6	8,762	1,799.5	486.9

		2016
		Weighted
		average	2016
	2016	number of	Per share
	Earnings	shares	amount
	US$m	(millions)	(cents)
Basic earnings per share attributable to ordinary
shareholders of Rio Tinto (a)	4,617	1,797.3	256.9
Diluted earnings per share attributable to ordinary
shareholders of Rio Tinto (b)	4,617	1,808.6	255.3

(a)

The weighted average number of shares is calculated as the average number of Rio Tinto plc shares outstanding not held as treasury shares of 1,312.7 million (2017: 1,364.5 million; 2016: 1,373.7 million) plus the average number of Rio Tinto Limited shares outstanding of 406.6 million (2017: 422.3 million; 2016: 423.6 million) over the relevant period. No Rio Tinto Limited ordinary shares were held by Rio Tinto plc in any of the periods presented.

(b)

For the purposes of calculating diluted earnings per share, the effect of dilutive securities of 12.4 million shares in 2018 (2017: 12.8 million; 2016: 11.3 million) is added to the weighted average number of shares described in (a) above. This effect is calculated under the treasury stock method. In accordance with IAS 33 “Earnings per share”. The Group’s only potential dilutive ordinary shares are share options for which terms and conditions are described in note 43.